Concentration of Credit Risks - Schedule of Concentration Risk (Details) (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue [Member] | Patient Payment [Member]
Concentration of credit risk, percentage			62.00%	69.00%	56.00%	0.00%
Revenue [Member] | Medicare Payment [Member]
Concentration of credit risk, percentage			16.00%	12.00%	12.00%	0.00%
Revenue [Member] | Insurance Payment [Member]
Concentration of credit risk, percentage			22.00%	19.00%	32.00%	0.00%
Accounts Receivable [Member] | Patient Payment [Member]
Concentration of credit risk, percentage			62.00%	69.00%	56.00%	0.00%
Accounts Receivable [Member] | Medicare Payment [Member]
Concentration of credit risk, percentage			16.00%	12.00%	12.00%	0.00%
Accounts Receivable [Member] | Insurance Payment [Member]
Concentration of credit risk, percentage			22.00%	19.00%	32.00%	0.00%
IMAC Regeneration Center of St. Louis, LLC [Member] | Revenue [Member] | Patient Payment [Member]
Concentration of credit risk, percentage	58.00%	59.00%			57.00%	52.00%
IMAC Regeneration Center of St. Louis, LLC [Member] | Revenue [Member] | Medicare Payment [Member]
Concentration of credit risk, percentage	19.00%	19.00%			23.00%	21.00%
IMAC Regeneration Center of St. Louis, LLC [Member] | Revenue [Member] | Insurance Payment [Member]
Concentration of credit risk, percentage	23.00%	22.00%			20.00%	27.00%
IMAC Regeneration Center of St. Louis, LLC [Member] | Accounts Receivable [Member] | Patient Payment [Member]
Concentration of credit risk, percentage	58.00%	59.00%			57.00%	52.00%
IMAC Regeneration Center of St. Louis, LLC [Member] | Accounts Receivable [Member] | Medicare Payment [Member]
Concentration of credit risk, percentage	19.00%	19.00%			23.00%	21.00%
IMAC Regeneration Center of St. Louis, LLC [Member] | Accounts Receivable [Member] | Insurance Payment [Member]
Concentration of credit risk, percentage	23.00%	22.00%			20.00%	27.00%